[LOGO]
                                                           [PHOTO]

Semiannual Report June 30, 1999

                                  EATON VANCE

                                   MUNICIPAL

                                   BOND FUND

                    Global Management - Global Distribution

[PHOTO]

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999
INVESTMENT UPDATE

[PHOTO]
Thomas J. Fetter
President

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
THE ECONOMY

- The nation's gross domestic product increased by 4.6% in the first quarter of 1999 before growing a more moderate 2.3% in the second quarter. Weaker demand from Asia was offset by continuing gains in productivity and strong consumer activity at home.

- At its Open Market Committee meeting in late June, the Federal Reserve raised the target rate for its Federal Funds rate - a key barometer of short-term interest rates - by 25 basis points (.25%). The move indicated that the Fed remains intent on keeping inflation from gathering steam.

- Unlike 1998, when supply pressures weighed heavily on the municipal market, supply and demand have been more in balance in 1999. Not surprisingly, with their unusually high yields relative to taxable yields, municipal bonds outperformed Treasuries in the first half of the year.

THE FUND
-----------------------------
MANAGEMENT DISCUSSION

- Escrowed bonds - bonds that have been pre-refunded in anticipation of their call date - were again the Fund's largest sector weighting at June 30. Because the bonds are backed by Treasury bonds, they are considered very high quality and typically rise in value following their pre-refunding.

- Life care facility bonds, which typically carry above-average coupons, remained an important emphasis of the Fund. These non-rated bonds require especially rigorous analysis and have become a major research focus at Eaton Vance in recent years.

- Hospital bonds were well-represented in the Fund. Adjusting to mergers and shifting Medicare policies, the Fund's hospital investments have emerged more financially sound and better equipped to operate in an increasingly competitive environment.

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -2.54% during the six months ended June 30, 1999. This return was the result of a decrease in net asset value (NAV) to $9.45 per share on June 30, 1999 from $9.97 on December 31, 1998, and the reinvestment of $0.258 in dividends and $0.016 in capital gain distributions.(1)

- The Fund's Class B shares had a total return of -2.93% during the six months ended June 30, 1999. This return was the result of a decrease in NAV to $9.36 per share on June 30, 1999 from $9.88 on December 31, 1998 and the reinvestment of $0.218 in dividends and $0.016 in capital gain distributions.(1)

- The Fund's Class I shares had a total return of -2.57% during the six months ended June 30, 1999. This return was the result of a decrease in NAV to $10.30 per share on June 30, 1999 from $10.87 on December 31, 1998 and the reinvestment of $0.282 in dividends and $0.016 in capital gain distributions.(1)


RATING DISTRIBUTION(2)
-----------------------------
BY TOTAL INVESTMENTS

[CHART]

AAA               30.7%
Non-rated         26.0%
A                 18.5%
AA                17.7%
BBB                6.8%
B                  0.3%

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 1999

Performance(3)                      Class A      Class B       Class I
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                            0.74%    0.04%     0.74%
Five Years                          N.A.     N.A.      7.56
Ten Years                           N.A.     N.A.      7.70
Life of Fund+                       2.27     0.67      7.53
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           -4.06%    -4.68%    0.74%
Five Years                          N.A.      N.A.     7.56
Ten Years                           N.A.      N.A.     7.70
Life of Fund+                      -1.05     -2.55     7.53

+Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class I: 3/16/78

Fund Overview(2)
-----------------------------------------------------
Number of Issues                              107
Average Maturity                        25.5 Yrs.
Effective Maturity                      20.2 Yrs.
Average Rating                                  A
Average Call                            11.3 Yrs.
Average Dollar Price                       $92.11

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. There is generally no sales charge for the Class I shares.
(2) Rating Distribution and Fund Overview are subject to change. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 1.3%
---------------------------------------------------------------------------
$       1,000       Bell County, TX, Health Facilities,
                    (Care Institute, Inc., Texas), 9.00%,
                    11/1/24                                   $   1,118,930
        1,000       St. Paul, MN, Housing and Redevelopment,
                    (Care Institute, Inc.-Highland), 8.75%,
                    11/1/24                                       1,130,400
---------------------------------------------------------------------------
                                                              $   2,249,330
---------------------------------------------------------------------------
Education -- 7.2%
---------------------------------------------------------------------------
$       1,500       California Educational Facilities
                    Authority, (Santa Clara University),
                    5.00%, 9/1/23                             $   1,422,330
        2,000       Massachusetts Development Finance
                    Agency, (Boston University), 5.45%,
                    5/15/59                                       1,900,620
        2,500       Massachusetts HEFA, (Boston College),
                    4.75%, 6/1/31                                 2,173,875
        2,500       New York State Dormitory Authority,
                    (Rockefeller University), 4.75%, 7/1/37       2,200,650
        3,750       New York State Dormitory Authority,
                    (State University Educational
                    Facilities), 4.75%, 5/15/28                   3,303,375
        1,500       New York State Dormitory Authority,
                    (State University Educational
                    Facilities), 7.50%, 5/15/11                   1,754,205
---------------------------------------------------------------------------
                                                              $  12,755,055
---------------------------------------------------------------------------
Electric Utilities -- 8.1%
---------------------------------------------------------------------------
$       5,000       Burke County, GA, (Georgia Power Co.)
                    Pollution Control Revenue, 5.40%, 5/1/34  $   4,777,200
        1,000       Colorado Springs, CO, Utility System,
                    6.75%, 11/15/21                               1,071,800
        1,000       Connecticut State Development Authority,
                    (Connecticut Light and Power), 5.85%,
                    9/1/28                                          978,010
        1,000       Connecticut State Development Authority,
                    (Western Massachusetts Electric Co.),
                    5.85%, 9/1/28                                   970,260
        2,000       Long Island Power Authority, NY,
                    Electric System Revenue, 5.25%, 12/1/26       1,909,120
        1,500       Long Island, NY, Power Authority,
                    (RITES), Variable Rate, 12/1/29(1)            1,467,090
        1,500       Massachusetts Municipal Wholesale
                    Electric Co., 6.75%, 7/1/11                   1,598,430
        1,600       Mississippi Business Finance Corp.,
                    (System Energy Resources, Inc.), 5.90%,
                    5/1/22                                        1,565,696
---------------------------------------------------------------------------
                                                              $  14,337,606
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.4%
---------------------------------------------------------------------------
$       2,500       Boston City Hospital, MA, FHA Insured,
                    Prerefunded to 8/15/00, 7.625%, 2/15/21   $   2,656,725
       14,000       Dawson Ridge, CO, Metropolitan District
                    #1, Escrowed to Maturity, 0.00%, 10/1/22      3,159,940
        1,000       Fredericksburg, VA, IDA, Hospital
                    Facility, (FGIC), "INFLOS", Prerefunded
                    to 8/15/01, Variable Rate, 8/15/23(1)         1,130,000
        1,000       Maricopa County, AZ, IDA, (Place Five
                    and The Greenery), Escrowed to Maturity,
                    8.625%, 1/1/11                                1,285,640
        5,500       Massachusetts Turnpike Authority,
                    Escrowed to Maturity, 5.00%, 1/1/20           5,345,394
          655       New Hampshire HEFA, (Riverwoods at
                    Exeter), Prerefunded to 3/1/03, 9.00%,
                    3/1/23                                          760,763
          665       North Carolina Eastern Municipal Power,
                    Escrowed to Maturity, 6.50%, 1/1/18             766,512
        2,500       San Joaquin Hills Transportation
                    Corridor Agency, CA, Toll Road Bonds,
                    Escrowed to Maturity, 0.00%, 1/1/14           1,159,250
       10,000       San Joaquin Hills Transportation
                    Corridor Agency, CA, Toll Road Bonds,
                    Escrowed to Maturity, 0.00%, 1/1/25           2,453,500
        6,000       Savannah, GA, EDA, Escrowed to Maturity,
                    0.00%, 12/1/21                                1,397,760
---------------------------------------------------------------------------
                                                              $  20,115,484
---------------------------------------------------------------------------
General Obligations -- 4.9%
---------------------------------------------------------------------------
$       1,600       Bell Mountain Ranch, CO, 6.625%,
                    11/15/25                                  $   1,553,520
        2,000       Florida Board of Education, 4.75%,
                    6/1/28                                        1,785,300
        8,000       New York City, NY, 0.00%, 8/1/07              5,366,159
---------------------------------------------------------------------------
                                                              $   8,704,979
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 2.9%
---------------------------------------------------------------------------
$       2,500       Tax Revenue Exempt Securities Trust,
                    Community Health Provider, (Pooled Loan
                    Program Various States Trust
                    Certificates), 5.50%, 12/1/36             $   2,385,775
        2,100       Tax Revenue Exempt Securities Trust,
                    Community Health Provider, (Pooled Loan
                    Program Various States Trust
                    Certificates), 5.50%, 12/1/36                 2,035,194
          595       Tax Revenue Exempt Securities Trust,
                    Community Health Provider, (Pooled Loan
                    Program Various States Trust
                    Certificates), 6.00%, 12/1/36                   612,595
---------------------------------------------------------------------------
                                                              $   5,033,564
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Hospital -- 11.1%
---------------------------------------------------------------------------
$       1,000       Bell County, TX, Health Facilities
                    Development, (Heritage Oaks), 6.70%,
                    6/1/29                                    $     980,950
        3,250       Cuyahoga County Health Care Facilities,
                    OH, (Cleveland Health Clinic), 5.125%,
                    1/1/29                                        3,070,860
        1,500       Forsyth County, GA, Hospital Authority
                    Revenue, (Georgia Baptist Health Care
                    System), 6.375%, 10/1/28                      1,432,095
        1,500       Greenville, SC, Hospital System, 5.25%,
                    5/1/23                                        1,400,460
          750       Illinois Health Facilities Authority,
                    (Proctor Community Hospital), 7.375%,
                    1/1/23                                          784,065
        1,945       Louisiana Public Facilities Authority,
                    (General Health Systems), 6.80%, 11/1/16      2,101,631
          750       Maricopa County, AZ, IDA, Residual
                    Certificates, Variable Rate,
                    11/15/37(1)(2)                                  696,030
        5,000       Massachusetts HEFA, (Partners Healthcare
                    System), 5.25%, 7/1/29                        4,750,550
          265       Prince George's County, MD, (Greater
                    Southeast Healthcare System), 6.20%,
                    1/1/08                                          119,250
        1,030       Prince George's County, MD, (Greater
                    Southeast Healthcare System), 6.375%,
                    1/1/23                                          463,500
        2,270       Rochester, MN, Health Care Facilities
                    Revenue, (Mayo Clinic), 5.50%, 11/15/27       2,272,611
        1,500       San Benito, CA, Health Care District,
                    5.40%, 10/1/20                                1,413,135
---------------------------------------------------------------------------
                                                              $  19,485,137
---------------------------------------------------------------------------
Housing -- 3.1%
---------------------------------------------------------------------------
$       1,000       Florence, KY, Housing Facilities, (Blue
                    Grass Housing), 7.625%, 5/1/27            $   1,183,740
        1,500       Lake Creek, CO, (Affordable Housing
                    Corp.), Multifamily, 6.25%, 12/1/23           1,485,090
          970       Maricopa County, AZ, IDA, (National
                    Health Facilities II), 6.375%, 1/1/19           963,055
        1,650       Travis County, TX, HFC, (Travis Station
                    Apartments), 6.75%, 4/1/19(3)                 1,761,986
---------------------------------------------------------------------------
                                                              $   5,393,871
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Industrial Development Revenue -- 4.1%
---------------------------------------------------------------------------
$         700       Florence County, SC, (Stone Container
                    Co.), 7.375%, 2/1/07                      $     736,295
        1,000       Iowa Finance Authority, (Southbridge
                    Mall), 6.375%, 12/1/13                          996,670
        1,750       New Jersey EDA, (Holt Hauling), 7.75% ,
                    3/1/27                                        1,912,610
        2,450       Port Camas-Washougan, WA, (James River),
                    6.70%, 4/1/23                                 2,555,424
        1,005       Valdez, AK, Marine Terminal, (BP
                    Pipelines, Inc.), 5.85%, 8/1/25               1,025,100
---------------------------------------------------------------------------
                                                              $   7,226,099
---------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
---------------------------------------------------------------------------
$       3,000       Piedmont, SC, Municipal Electric Power
                    Agency, (MBIA), 4.75%, 1/1/25             $   2,676,480
          800       Puerto Rico Electric Power Authority,
                    "STRIPES", (FSA), Variable Rate,
                    7/1/03(1)                                       881,000
---------------------------------------------------------------------------
                                                              $   3,557,480
---------------------------------------------------------------------------
Insured-General Obligations -- 2.0%
---------------------------------------------------------------------------
$       1,000       Detroit, MI, School District, (FGIC),
                    4.75%, 5/1/28                             $     894,080
        1,500       Florida Board of Education, (FGIC),
                    4.50%, 6/1/23                                 1,302,600
        1,500       South-Western City, OH, School District,
                    Franklin and Pickway Counties, (AMBAC),
                    4.75%, 12/1/26                                1,346,475
---------------------------------------------------------------------------
                                                              $   3,543,155
---------------------------------------------------------------------------
Insured-Hospital -- 0.7%
---------------------------------------------------------------------------
$       1,000       Illinois HFA, (Rush-Presbyterian - St.
                    Lukes Medical Center), (MBIA), "INFLOS",
                    Variable Rate, 10/1/24(1)                 $   1,142,500
---------------------------------------------------------------------------
                                                              $   1,142,500
---------------------------------------------------------------------------
Insured-Housing -- 1.2%
---------------------------------------------------------------------------
$       1,000       SCA MFMR Receipts, Burnsville, MN,
                    (FSA), 7.10%, 1/1/30                      $   1,094,700
        1,000       SCA MFMR Receipts, Springfield, MO,
                    (FSA), 7.10%, 1/1/30                          1,094,700
---------------------------------------------------------------------------
                                                              $   2,189,400
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Lease Revenue /
Certificates of Participation -- 1.3%
---------------------------------------------------------------------------
$       2,500       San Mateo County, CA, Joint Powers
                    Financing Authority, (FSA), Variable
                    Rate, 7/15/29(1)(2)                       $   2,207,800
---------------------------------------------------------------------------
                                                              $   2,207,800
---------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 0.8%
---------------------------------------------------------------------------
$       1,500       Maryland HEFA, (Medlantic/Helix Issue),
                    (AMBAC), 5.25%, 8/15/38                   $   1,450,395
---------------------------------------------------------------------------
                                                              $   1,450,395
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.4%
---------------------------------------------------------------------------
$       3,000       East Bay, CA, Municipal Utility
                    District, (MBIA), 4.75%, 6/1/28           $   2,685,930
        1,500       Tampa, FL, Sports Authority, (MBIA),
                    5.25%, 1/1/17                                 1,495,740
---------------------------------------------------------------------------
                                                              $   4,181,670
---------------------------------------------------------------------------
Insured-Transportation -- 2.4%
---------------------------------------------------------------------------
$       2,000       Atlanta, GA, Metropolitan Rapid
                    Transportation Authority, (MBIA),
                    Variable Rate, 7/1/20(1)(2)               $   1,860,100
        1,500       Florida Turnpike Authority, (Department
                    of Transportation), (FGIC), 4.50%,
                    7/1/27                                        1,303,305
        1,000       Triborough Bridge and Tunnel Authority
                    of New York, "RITES", (AMBAC), Variable
                    Rate, 1/1/12(1)(2)                            1,103,550
---------------------------------------------------------------------------
                                                              $   4,266,955
---------------------------------------------------------------------------
Insured-Utilities -- 2.9%
---------------------------------------------------------------------------
$      15,000       New York, NY, City Municipal Water
                    Finance Authority, (MBIA), 0.00%,
                    6/15/19                                   $   5,089,199
---------------------------------------------------------------------------
                                                              $   5,089,199
---------------------------------------------------------------------------
Insured-Water and Sewer -- 3.0%
---------------------------------------------------------------------------
$       1,000       Fairmont, WV, Waterworks Revenue,
                    (AMBAC), 4.50%, 7/1/24                    $     854,740
        1,500       Honolulu, HI, City and County Waterworks
                    System Revenue, (FGIC), 4.50%, 7/1/28         1,263,795
        2,000       Pittsburgh, PA, Water and Sewer
                    Authority,(FSA), 5.00%, 9/1/19                1,901,100
        1,500       Prince William County, Service
                    Authority,(FGIC), 4.75%, 7/1/29               1,342,680
---------------------------------------------------------------------------
                                                              $   5,362,315
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Lease Revenue /
Certificates of Participation -- 0.6%
---------------------------------------------------------------------------
$       1,000       Hardeman County, TN, (Correctional
                    Facilities Corp.), 7.75%, 8/1/17          $   1,092,470
---------------------------------------------------------------------------
                                                              $   1,092,470
---------------------------------------------------------------------------
Miscellaneous -- 1.4%
---------------------------------------------------------------------------
$       1,000       Chautauqua County, NY, IDA, (Womans
                    Christian Association), 6.40%, 11/15/29   $     963,810
          500       San Juan, NM, Pueblo Development
                    Authority, 7.097%, 10/15/06                     488,695
        1,000       Santa Fe, NM, (Crow Hobbs), 8.50%,
                    9/1/16                                        1,087,820
---------------------------------------------------------------------------
                                                              $   2,540,325
---------------------------------------------------------------------------
Nursing Home -- 4.3%
---------------------------------------------------------------------------
$       1,425       Bell County, TX, (Riverside Healthcare,
                    Inc. - Normandy Terrace), 9.00%, 4/1/23   $   1,680,859
          970       Clovis, NM, IDR, (Retirement Ranches,
                    Inc.), 7.75%, 4/1/19                          1,040,713
          305       Covington-Allegheny County, VA, IDA,
                    (Beverly Enterprises), 9.375%, 9/1/01(3)        317,883
        1,290       Grove City, PA, Area Hospital Health
                    Facilities Authority, (Grove Manor),
                    6.625%, 8/15/29                               1,246,695
        1,100       Massachusetts IFA, (Age Institute of
                    Massachusetts), 8.05%, 11/1/25                1,209,241
        1,250       Montgomery, PA, IDA, (Advancement of
                    Geriatric Health Care Institute),
                    8.375%, 7/1/23                                1,328,325
          680       Tarrant County Health Facilities, TX,
                    10.25%, 9/1/19                                  702,998
---------------------------------------------------------------------------
                                                              $   7,526,714
---------------------------------------------------------------------------
Senior Living / Life Care -- 5.4%
---------------------------------------------------------------------------
$       1,255       Albuquerque, NM, Retirement Facilities,
                    (La Vida Liena Retirement Center),
                    5.75%, 12/15/28                           $   1,203,482
        1,500       Albuquerque, NM, Retirement Facilities,
                    (La Vida Liena Retirement Center),
                    6.60%, 12/15/28                               1,443,555
        1,000       Colorado HFA, Revenue Refunding and
                    Improvement, (Volunteers), 5.875%,
                    7/1/28                                          949,430
        1,500       Kansas City, MO, IDA, (Kingswood United
                    Methodist Manor), 5.875%, 11/15/29            1,402,560
        1,500       North Miami, FL, HFA, (Imperial Club),
                    6.75%, 1/1/33                                 1,435,035
          550       Ohio HFA, Retirement Rental Housing,
                    (Encore Retirement Partners), 6.75%,
                    3/1/19                                          522,995
        1,500       Summit County, OH, Healthcare
                    Facilities, (Village at Saint Edward),
                    5.75%, 12/1/25                                1,418,310
        1,000       Vermont IDA, (Wake Robin Corp.), 8.75%,
                    4/1/23                                        1,101,860
---------------------------------------------------------------------------
                                                              $   9,477,227
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Special Tax Revenue -- 4.3%
---------------------------------------------------------------------------
$       1,500       Brentwood, CA, Infrastructure Financing
                    Authority, 5.60%, 9/2/19                  $   1,440,360
        1,500       Frederick County, MD, Urbana Community
                    Development Authority, 6.625%, 7/1/25         1,500,000
        2,000       Lincoln, CA, Public Finance Authority,
                    (Twelve Bridges), 6.20%, 9/2/25(4)            1,994,680
        2,500       Michigan State Trunk Line, 5.50%,
                    11/1/18                                       2,564,425
---------------------------------------------------------------------------
                                                              $   7,499,465
---------------------------------------------------------------------------
Transportation -- 8.0%
---------------------------------------------------------------------------
$       1,500       Connector 2000 Association, Inc., South
                    Carolina Bridge & Toll Road Revenue,
                    (Southern Connector), 5.25%, 1/1/23       $   1,338,465
          758       Indiana Transportation Finance
                    Authority, 6.25%, 11/1/16                       804,268
        3,500       New Jersey State Transportation
                    Authority, Variable Rate, 6/15/17(1)(2)       3,270,330
        1,500       New York State Thruway Authority,
                    General Revenue, 5.00%, 1/1/25                1,398,780
        1,000       Port Authority of New York and New
                    Jersey, 5.375%, 3/1/28                        1,005,760
        2,000       Puerto Rico Highway and Transportation
                    Authority, 4.75%, 7/1/38                      1,770,280
        2,500       Puerto Rico Highway and Transportation
                    Authority, 5.50%, 7/1/36                      2,517,875
        2,000       Triborough Bridge and Tunnel Authority
                    of New York, 5.25%, 1/1/28                    1,938,240
---------------------------------------------------------------------------
                                                              $  14,043,998
---------------------------------------------------------------------------
Utilities-Electrical and Gas -- 0.8%
---------------------------------------------------------------------------
$       1,650       San Antonio, TX, Electric and Natural
                    Gas Revenue, 4.50%, 2/1/21                $   1,432,580
---------------------------------------------------------------------------
                                                              $   1,432,580
---------------------------------------------------------------------------
Water and Sewer -- 2.4%
---------------------------------------------------------------------------
$       3,000       New York City, NY, Municipal Water
                    Finance Authority, Water & Sewer System,
                    5.25%, 6/15/29                            $   2,871,330
        1,500       Southern California, Metropolitan Water
                    District, 4.75%, 7/1/22                       1,362,345
---------------------------------------------------------------------------
                                                              $   4,233,675
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $175,150,715)                              $176,138,448
---------------------------------------------------------------------------

At June 30, 1999, the concentration of the Fund's investments in the various states, determined as a percentage of total investments, is as follows:
New York                                                 17.9%
Massachusetts                                             11.6%
Others, representing less than 10% individually               70.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 1999, 20.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty insurance agencies. The aggregate percentage by financial institution range from 1.5% to 8.3% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Fund's intention to hold the item until maturity. At June 30, 1999, the value of these securities amounted to $9,137,810 or 5.1% of the Portfolio's net assets.
(3) Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)  When-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investments, at value
   (identified cost, $175,150,715)        $ 176,138,448
Cash                                            780,676
Receivable for investments sold               2,122,084
Receivable for Fund shares sold               1,497,495
Interest receivable                           2,822,874
-------------------------------------------------------
TOTAL ASSETS                              $ 183,361,577
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for investments purchased         $   2,361,251
Payable for when-issued securities            1,986,980
Dividends payable                               399,395
Payable for Fund shares redeemed                318,543
Payable to affiliate for Trustees' fees             436
Other accrued expenses                           12,932
-------------------------------------------------------
TOTAL LIABILITIES                         $   5,079,537
-------------------------------------------------------
NET ASSETS                                $ 178,282,040
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 176,551,691
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                             827,526
Accumulated distributions in excess of
   net investment income                        (84,910)
Net unrealized appreciation (computed on
   the basis of identified cost)                987,733
-------------------------------------------------------
TOTAL                                     $ 178,282,040
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $  55,007,102
SHARES OUTSTANDING                            5,823,555
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $        9.45
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 OF $9.45)       $        9.92
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $  21,227,344
SHARES OUTSTANDING                            2,268,754
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $        9.36
-------------------------------------------------------
Class I Shares
-------------------------------------------------------
NET ASSETS                                $ 102,047,594
SHARES OUTSTANDING                            9,908,340
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $       10.30
-------------------------------------------------------
On sales of $25,000 or more, the offering price of
   Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-------------------------------------------------------
Interest                                  $   4,801,002
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   4,801,002
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $     392,494
Trustees fees and expenses                        4,368
Distribution and service fees
   Class A                                        3,210
   Class B                                       61,201
Registration fees                                54,627
Custodian fee                                    39,491
Legal and accounting services                    38,389
Transfer agent and dividend disbursing
   agent fees                                    26,754
Printing and postage                              7,783
Miscellaneous                                    20,286
-------------------------------------------------------
TOTAL EXPENSES                            $     648,603
-------------------------------------------------------
DEDUCT --
   REDUCTION OF CUSTODIAN FEE             $      39,491
-------------------------------------------------------

TOTAL EXPENSE REDUCTIONS                  $      39,491
-------------------------------------------------------

NET EXPENSES                              $     609,112
-------------------------------------------------------

NET INVESTMENT INCOME                     $   4,191,890
-------------------------------------------------------

Realized and Unrealized
Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   1,175,311
   Financial futures contracts                   51,491
-------------------------------------------------------
NET REALIZED GAIN                         $   1,226,802
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (10,407,469)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (10,407,469)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (9,180,667)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (4,988,777)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $    4,191,890      $     6,082,615
   Net realized gain                              1,226,802            1,785,392
   Net change in unrealized appreciation
      (depreciation)                            (10,407,469)            (555,744)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (4,988,777)     $     7,312,263
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $   (1,121,588)     $      (729,146)
      Class B                                      (353,140)            (164,930)
      Class I                                    (2,717,162)          (5,188,539)
   In excess of net investment income
      Class A                                       (22,607)                  --
      Class B                                        (7,534)                  --
      Class I                                       (54,769)                  --
   From net realized gain
      Class A                                       (91,540)            (194,132)
      Class B                                       (41,414)             (49,556)
      Class I                                      (158,432)          (1,053,475)
   In excess of net realized gain
      Class A                                            --             (152,749)
      Class B                                            --              (57,351)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $   (4,568,186)     $    (7,589,878)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sales of shares
      Class A                                $   28,041,976      $    32,686,526
      Class B                                    12,983,603           10,386,143
      Class I                                     7,199,827           21,582,811
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                       750,633              590,413
      Class B                                       263,017              181,597
      Class I                                     1,442,920            3,347,030
   Cost of shares redeemed
      Class A                                    (3,336,954)            (577,172)
      Class B                                      (969,876)            (480,650)
      Class I                                    (6,720,372)         (11,630,237)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $   39,654,774      $    56,086,461
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $   30,097,811      $    55,808,846
--------------------------------------------------------------------------------


                                          SIX MONTHS ENDED
                                          JUNE 30, 1999       YEAR ENDED
Net Assets                                (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
At beginning of period                       $  148,184,229      $    92,375,383
--------------------------------------------------------------------------------
AT END OF PERIOD                             $  178,282,040      $   148,184,229
--------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                             $      (84,910)                  --
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS ENDED
                                                 JUNE 30, 1999
                                                         (UNAUDITED)
                                             -----------------------------------
                                                CLASS A      CLASS B    CLASS I
--------------------------------------------------------------------------------
Net asset value -- Beginning of period       $  9.970      $ 9.880      $10.870
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income                        $  0.253      $ 0.214      $ 0.276
Net realized and unrealized gain (loss)        (0.499)      (0.500)      (0.548)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $ (0.246)     $(0.286)     $(0.272)
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income                   $ (0.253)     $(0.214)     $(0.276)
In excess of net investment income             (0.005)      (0.004)      (0.006)
From net realized gain                         (0.016)      (0.016)      (0.016)
In excess of net realized gain                     --           --           --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $ (0.274)     $(0.234)     $(0.298)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $  9.450      $ 9.360      $10.300
--------------------------------------------------------------------------------

TOTAL RETURN(4)                                 (2.54)%      (2.93)%      (2.57)%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $ 55,007      $21,227      $102,048
Ratios (As a percentage of average daily net
   assets):
   Expenses(5)                                   0.71%(6)     1.45%(6)     0.71%(6)
   Expenses after custodian fee reduction(5)     0.67%(6)     1.41%(6)     0.67%(6)
   Net investment income                         5.07%(6)     4.37%(6)     5.19%(6)
Portfolio Turnover                                 42%          42%          42%
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                       1998(1)
                                             ----------------------------    1997       1996       1995       1994
                                               CLASS    CLASS             ---------- ---------- ---------- ----------
                                               A(2)      B(3)    CLASS I   CLASS I    CLASS I    CLASS I    CLASS I
---------------------------------------------
Net asset value -- Beginning of period       $ 10.000  $10.000  $10.840   $ 10.070   $ 10.210   $  9.260   $ 10.630
---------------------------------------------
Income (loss) from operations
---------------------------------------------
Net investment income                        $  0.502  $ 0.416  $ 0.574   $  0.584   $  0.605   $  0.604   $  0.611
Net realized and unrealized gain (loss)         0.099    0.006    0.141      0.785     (0.143)     0.962     (1.369)
---------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $  0.601  $ 0.422  $ 0.715   $  1.369   $  0.462   $  1.566   $ (0.758)
---------------------------------------------
Less distributions
---------------------------------------------
From net investment income                   $ (0.522) $(0.433) $(0.576)  $ (0.584)  $ (0.594)  $ (0.604)  $ (0.611)
In excess of net investment income                 --       --       --     (0.015)    (0.008)    (0.012)    (0.001)
From net realized gain                         (0.061)  (0.051)  (0.109)        --         --         --         --
In excess of net realized gain                 (0.048)  (0.058)      --         --         --         --         --
---------------------------------------------
TOTAL DISTRIBUTIONS                          $ (0.631) $(0.542) $(0.685)  $ (0.599)  $ (0.602)  $ (0.616)  $ (0.612)
---------------------------------------------
NET ASSET VALUE -- END OF PERIOD             $  9.970  $ 9.880  $10.870   $ 10.840   $ 10.070   $ 10.210   $  9.260
---------------------------------------------
TOTAL RETURN(4)                                  6.07%    4.03%    6.75%     14.13%      4.78%     17.40%     (7.27)%
---------------------------------------------
Ratios/Supplemental Data
---------------------------------------------
Net assets, end of period (000's omitted)    $ 32,352  $10,008  $105,824  $ 92,375   $ 88,184   $ 96,410   $ 90,802
Ratios (As a percentage of average daily net
   assets):
   Expenses(5)                                   0.65%    1.39%    0.70%      0.81%      0.78%      0.76%      0.80%
   Expenses after custodian fee reduction(5)     0.60%    1.34%    0.65%      0.77%      0.74%        --         --
   Net investment income                         5.07%    4.33%    5.25%      5.69%      6.12%      6.16%      6.26%
Portfolio Turnover                                 38%      38%      38%        34%        30%        58%        58%
---------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, January 6, 1998, to December 31, 1998.
(3) For the period from the commencement of offering of Class B shares, January 14, 1998, to December 31, 1998.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended December 31, 1994 has not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipal Bond Fund (the Fund) (formerly the Eaton Vance Municipal Bond Fund, L.P.) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the Trust). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Investments, if any, for which there are no such valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.

 C Income Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options on Financial Futures
  Contracts -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those amounts.
 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six-months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998(1)
------------------------------------------------------------------------------------
Sales                                            2,841,421                 3,242,591
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        76,749                    58,980
Redemptions                                       (338,463)                  (57,723)
------------------------------------------------------------------------------------
NET INCREASE                                     2,579,707                 3,243,848
------------------------------------------------------------------------------------

(1) For the period from the commencement of offering of Class A shares, January 6, 1998, to December 31, 1998.

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998(2)
------------------------------------------------------------------------------------
Sales                                            1,327,624                 1,042,463
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                        27,163                    18,306
Redemptions                                        (98,965)                  (47,837)
------------------------------------------------------------------------------------
NET INCREASE                                     1,255,822                 1,012,932
------------------------------------------------------------------------------------

(2) For the period from the commencement of offering of Class B shares, January 14, 1998, to December 31, 1998.

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS I                                   (UNAUDITED)        DECEMBER 31, 1998
---------------------------------------------------------------------------------
Sales                                              667,287              1,969,000
Issued to shareholders electing to
 receive payment of distributions in
 Fund shares                                       135,157                306,746
Redemptions                                       (626,194)            (1,064,820)
Issued to Eaton Vance Municipal Bond
 Fund, L.P. Partners                                    --              8,521,164
---------------------------------------------------------------------------------
NET INCREASE                                       176,250              9,732,090
---------------------------------------------------------------------------------

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 1999, the fee was equivalent to 0.48% (annualized) of the Fund's average daily net assets for such period and amounted to $392,494. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $20,749 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

   Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted a distribution plan (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan (Class A
   Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's Class B daily net assets for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $60,388 for Class B shares to EVD for the six months ended June 30, 1999, representing 0.75% (annualized) of the average daily net assets for Class B shares. At June 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $986,000.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 1999 amounted to $3,210 and $813 for Class A and Class B shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $12,000 of CDSC paid by Class B shareholders for the period ended June 30, 1999.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations and put option transactions, aggregated $102,588,489 and $69,352,032, respectively.

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $130 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 1999, there were no amounts outstanding under the line of credit.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, were as follows:

Aggregate cost                            $ 175,150,715
-------------------------------------------------------
Gross unrealized appreciation             $   5,842,277
Gross unrealized depreciation                (4,854,544)
-------------------------------------------------------
Net unrealized appreciation               $     987,733
-------------------------------------------------------

10 Financial Instruments
-------------------------------------------
   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1999 there were no obligations under these financial instruments outstanding.

11 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, Eaton Vance Municipal Bond Fund, L.P. transferred substantially all of its assets and liabilities to Eaton Vance Municipal Bond Fund pursuant to a Plan of Reorganization dated December 12, 1997. In accordance with the agreement, Eaton Vance Municipal Bond Fund, L.P., at the closing, issued 8,521,164 Class I shares of the Fund having an aggregate value of $92,375,383. As a result, the Fund issued one Class I share for each share of Eaton Vance Municipal Bond Fund, L.P. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The Eaton Vance Municipal Bond Fund, L.P.'s net assets at the date of the transaction were $92,375,383, including $11,950,946 of unrealized appreciation.

EATON VANCE MUNICIPAL BOND FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL BOND FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President and Portfolio
Manager

Armin J. Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street,
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE
MUNICIPAL BOND FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
3-4261                                                                MBSRC-8/99